Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		₨ 12,724	$ 154.7	₨ 18,796
Bank Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		874	10.5	8,314
Term Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]	₨ 11,850	$ 144.2	₨ 10,482

[1]	Includes unrestricted term deposit having maturity more than one year.